Organization and principal activities	12 Months Ended
Dec. 31, 2014
Organization and principal activities [Abstract]
Organization and principal activities

1. Organization and principal activities

58.com Inc. (the "Company"), through its consolidated subsidiaries, variable interest entities ("VIEs") and VIEs' subsidiaries (collectively, the "Group"), is primarily engaged in the operation of an online marketplace serving local merchants and consumers in the People's Republic of China (the "PRC" or "China") through its website 58.com.

As of December 31, 2014, the Company's major subsidiaries, VIEs and VIEs' subsidiaries are as follows:

Name	Date of incorporation	Place of incorporation	Percentage of direct or indirect economic ownership
Wholly owned subsidiaries of the Company:
China Classified Network Corporation (“CCNC BVI”)	January 5, 2010	British Virgin Islands	100%
China Classified Information Corporation Limited (“CCIC HK”)	January 18, 2010	Hong Kong	100%
Beijing Chengshi Wanglin Information Technology Co., Ltd. (“Wanglin” or “WFOE”)	March 8, 2010	PRC	100%
58 Tongcheng Information Technology Co., Ltd. ("58 Technology")	March 15, 2012	PRC	100%
VIEs and VIEs' subsidiaries:
Beijing 58 Information Technology Co., Ltd. (“Beijing 58”)	December 12, 2005	PRC	100%
58 Co.,Ltd.	July 28, 2011	PRC	100%
Tianjin 58 Daojia Life Services Co.,Ltd. (“58 Home”)	August 19, 2014	PRC	100%

History of the Group and basis of presentation

The Company (formerly known as "China Classified Network (Cayman) Corporation") was incorporated as a limited liability company in the Cayman Islands in May 2011. Through a share exchange in July 2011, all the shareholders of CCNC BVI exchanged all of their outstanding ordinary and preference shares of CCNC BVI for ordinary and preference shares of the Company on a one-for-one basis. As a result, CCNC BVI became a wholly owned subsidiary of the Company. Given there was no change in each shareholder's proportionate shareholdings and respective rights and obligations before and after the share exchange, the transaction was accounted for in a manner similar to a pooling-of-interest with the assets and liabilities stated at their historical amounts in the Company's consolidated financial statements.

The Group began its operations in China in December 2005 through Beijing 58, a PRC limited liability company founded by Mr. Jinbo Yao, the CEO of the Group, and several angel investors (collectively “the Founding Shareholders”). Other entities within the Group listed above were established by the shareholders of the Company to facilitate the Group to conduct overseas financing and in anticipation of the Company's initial public offering overseas.

Through a series of contemplated transactions in July 2006, Chengshi Wangxun (Beijing) Information Technology Co., Ltd., or Wangxun, was established to control Beijing 58 through contractual arrangements and to receive overseas financing from SB Asia Investment Fund II L.P. ("SAIF"). Through another series of contemplated transactions in 2010, CCNC BVI became the parent company of the Group and received additional overseas financing from DCM V.L.P. and DCM Affiliates Fund V.L.P. (collectively, the "DCM") via (i) the establishment of CCNC BVI, (ii) the repurchase and issuance of shares by CCNC BVI to provide shareholders with their prior proportionate equity interests in the Group, (iii) the establishment of subsidiaries CCIC HK and Wanglin, (iv) a change in Beijing 58's primary beneficiary from Wangxun to Wanglin, (v) the issuance of preference shares to DCM. Throughout these reorganization transactions, the Group's business continued to be carried out by Beijing 58 without changes in senior management or changes in control of Beijing 58. Accordingly, pursuant to the guidance in ASC 805, "Business Combinations", the new entities that were established to consolidate Beijing 58 were identified as the acquirees for accounting purposes and there was no change in financial statements preparation basis as the result of these reorganization transactions.

On October 17, 2013, concurrently with and subject to the completion of the IPO, DCM Hybrid RMB Fund, a fund affiliated with DCM V, L.P., the Group's existing shareholder, agreed to purchase from the Group US$15,000 Class A ordinary shares at a price per share equal to the IPO price adjusted to reflect the ADS-to-ordinary share ratio, or an aggregate of 1,764,706 Class A ordinary shares at a price of US$8.50 per Class A ordinary share.

The Company's American Depository Share (“ADS”) commenced trading on October 31, 2013 on the New York Stock Exchange (“NYSE”) and the underwriters subsequently exercised their options to purchase additional ADSs on November 5, 2013. As a result of the IPO and the concurrent private placement, the Company issued and sold a total of 27,064,706 Class A ordinary shares, including 12,650,000 ADSs issued and sold during the IPO and 1,764,706 Class A ordinary shares purchased by DCM Hybrid RMB Fund at US$15,000 in the concurrent private placement. Each ADS represents two Class A ordinary shares. The net proceeds received by the Company from the IPO and the concurrent private placement, after deducting underwriter commissions, amounted to approximately US$214,954. Upon the completion of the IPO, all of the Company's 87,566,599 outstanding preference shares and 44,245,388 outstanding ordinary shares were converted into Class B ordinary shares immediately as of the same date at one-for-one basis. Please refer to Note 14 for the dual class structure.

The Company and certain selling shareholders completed the follow-on public offering of ADSs on April 2, 2014. As a result of these transactions, the Company issued and sold 2,000,000 ADSs and the selling shareholders sold an aggregate of 4,900,000 ADSs at the price of US$38.00 per ADS. The net proceeds received by the Company, after deducting underwriter commissions, amounted to approximately US$72,960. The Company did not receive any proceeds from the sale of the ADSs by the selling shareholders.

On June 30, 2014, Tencent Holdings Limited (“Tencent”), a leading provider of comprehensive Internet services in China purchased 36,805,000 ordinary shares from the Company at a purchase price of US$40.00 per ADS, or a total cash consideration of US$736,100. The Company used part of the proceeds from this transaction to repurchase an aggregate of 27,603,750 ordinary shares from existing pre-IPO shareholders including a director who is also an Audit Committee member of our company at the same price of US$40.00 per ADS.

Contractual arrangements with Beijing 58

To comply with PRC laws and regulations, the Group provides some of its services in China via Beijing 58. Under various contractual agreements, the Group or its designee has the exclusive right to acquire the ownership of Beijing 58 for a nominal consideration, or an adjusted price based on appraisal if required by the PRC laws, when permitted by PRC laws and regulations at the request of the Group any time. All voting rights of Beijing 58 are assigned to the Group and the Group has the right to appoint all directors and senior management personnel of Beijing 58. In addition, all shareholders of Beijing 58 have pledged their shares in Beijing 58 as collateral. As a result, the Company enjoys substantially all of the risks and rewards of ownership of Beijing 58 and exercises controls over it, along with its subsidiaries. Therefore, the Company is the ultimate primary beneficiary of Beijing 58 and has consolidated Beijing 58 and its subsidiaries.

The following is a summary of the Contractual Agreements:

Exclusive Business Cooperation Agreement

Under the amended-and-restated exclusive business cooperation agreement between the WFOE and Beijing 58 dated October 10, 2011, the WFOE has the exclusive right to provide Beijing 58 the technical and business support and consulting services related to Beijing 58's business operations. The WFOE owns the intellectual property rights developed by either the WFOE or Beijing 58 in the performance of this agreement. Beijing 58 has agreed to pay a service fee to the WFOE based on services performed. The term of the exclusive business cooperation agreement is 10 years and can be extended indefinitely at the WFOE's sole discretion. The WFOE had collected approximately US$384 of service fee payment from a subsidiary of Beijing 58 as of December 31, 2014.

Equity Interest Pledge Agreement

Under the amended-and-restated equity pledge agreements among Beijing 58, its shareholders and the WFOE dated June 28, 2013, the shareholders have pledged their respective equity interests in Beijing 58 to secure Beijing 58's performance under the exclusive business cooperation agreement. The shareholders agree that they shall not sell, mortgage or dispose any of Beijing 58's equity interest without the prior written consent of the WFOE. During the equity pledge period, the WFOE is entitled to all dividends and other distributions made by Beijing 58. The equity pledge agreement will remain binding until Beijing 58 discharges all its obligations under the exclusive business cooperation agreement at the expiration of the exclusive business cooperation agreement.

Exclusive Option Agreement

Under the amended-and-restated exclusive option agreement among Beijing 58, its shareholders and the WFOE dated June 28, 2013, the shareholders of Beijing 58 irrevocably granted the WFOE or its designated person an irrevocable, unconditional and exclusive option to purchase, to the extent permitted by applicable PRC laws, all of the equity interest in Beijing 58 from shareholders for a nominal consideration or a specified price equal to the loan provided by Wanglin to the individual shareholders. If the lowest price permitted under PRC law is higher than the above price, the lowest price permitted under PRC law shall apply. The term of the exclusive option agreement is 10 years and can be extended indefinitely at the WFOE's sole discretion.

Power of Attorney

Pursuant to the amended-and-restated power of attorney signed among Beijing 58, its shareholders and the WFOE dated June 28, 2013, the shareholders of Beijing 58 irrevocably appointed the WFOE as their exclusive agent and attorney and vested the WFOE with full power to exercise all their rights as shareholders of Beijing 58, including all voting rights. The power of attorney will remain in effect indefinitely as long as the shareholders remain as Beijing 58 shareholders.

Risks in Relation to the VIE Structure

As of December 31, 2014, the aggregate accumulated losses of VIEs and VIEs' subsidiaries were approximately US$77,493, which has been included in the consolidated financial statements.

The following financial statement amounts and balances of the Group's VIEs and VIEs' subsidiaries were included in the accompanying consolidated financial statements as of December 31, 2013 and 2014 and for the three years ended December 31, 2012, 2013 and 2014:

	As of December 31,
	2013	2014
	US$	US$
Cash and cash equivalents	4,741	16,296
Short-term investments	14,762	65,053
Accounts receivable	1,622	2,978
Prepayments and other current assets	5,839	8,180
Property and equipment, net	2,362	7,043
Long-term investments	—	784
Long-term prepayments	674	1,961
Total assets	30,000	102,295
Accounts payable	1,123	6,698
Deferred revenues	42,942	62,455
Customer advances and deposits	5,670	10,095
Taxes payable	1,751	1,637
Salary and welfare payable	8,471	11,343
Inter-company payable	40,565	78,992
Accrued expenses and other current liabilities	2,181	6,681
Total liabilities	102,703	177,901

	For the year ended December 31,
	2012	2013	2014
	US$	US$	US$
Revenue	68,867	72,427	101,819
Net income/(loss)	10,032	8,473	(3,944)
Net cash (used in)/provided by operating activities	(22,792)	4,116	68,132
Net cash used in investing activities	(12,674)	(1,555)	(56,539)
Net cash provided by financing activities	34,111	—	—

Under the contractual arrangements with Beijing 58 and through its equity interest in its subsidiaries, the Group has the power to direct activities of the VIEs and VIEs' subsidiaries and direct the transfer of assets out of the VIEs and VIEs' subsidiaries. Therefore the Group considers that there is no asset of the VIEs and VIEs' subsidiaries that can be used only to settle their obligations. As the consolidated VIEs and VIEs' subsidiaries are incorporated as limited liability companies under the PRC Company Law, the creditors do not have recourse to the general credit of the Company for all the liabilities of the consolidated VIEs and VIEs' subsidiaries.

The Group believes that the contractual arrangements among the WFOE, Beijing 58 and its shareholders are in compliance with PRC law and are legally enforceable. The shareholders of Beijing 58 are also shareholders or nominees of shareholders of the Company and therefore have no current interest in seeking to act contrary to the contractual arrangements. However, uncertainties in the PRC legal system could limit the Company's ability to enforce these contractual arrangements and if the shareholders of Beijing 58 were to reduce their interest in the Company, their interests may diverge from that of the Company and that may potentially increase the risk that they would seek to act contrary to the contractual terms.

The Company's ability to control Beijing 58 also depends on the power of attorney and the WFOE has to vote on all matters requiring shareholder approval in Beijing 58. As noted above, the Company believes this power of attorney is legally enforceable but may not be as effective as direct equity ownership.

It is possible that the Group's operation of certain of its operations and businesses through VIEs could be found by PRC authorities to be in violation of PRC law and regulations prohibiting or restricting foreign ownership of companies that engage in such operations and businesses. While the Group's management considers the possibility of such a finding by PRC regulatory authorities under current law and regulations to be remote, on January 19, 2015, the Ministry of Commerce of the PRC, or (the “MOFCOM”) released on its Website for public comment a proposed PRC law (the “Draft FIE Law”) that appears to include VIEs within the scope of entities that could be considered to be foreign invested enterprises (or “FIEs”) that would be subject to restrictions under existing PRC law on foreign investment in certain categories of industry. Specifically, the Draft FIE Law introduces the concept of “actual control” for determining whether an entity is considered to be an FIE. In addition to control through direct or indirect ownership or equity, the Draft FIE Law includes control through contractual arrangements within the definition of “actual control.” If the Draft FIE Law is passed by the People's Congress of the PRC and goes into effect in its current form, these provisions regarding control through contractual arrangements could be construed to reach the Group's VIE arrangements, and as a result the Group's VIEs could become explicitly subject to the current restrictions on foreign investment in certain categories of industry. The Draft FIE Law includes provisions that would exempt from the definition of foreign invested enterprises entities where the ultimate controlling shareholders are either entities organized under PRC law or individuals who are PRC citizens. The Draft FIE Law is silent as to what type of enforcement action might be taken against existing VIEs that operate in restricted or prohibited industries and are not controlled by entities organized under PRC law or individuals who are PRC citizens. If a finding were made by PRC authorities, under existing law and regulations or under the Draft FIE Law if it becomes effective, that the Group operates certain of its operations and businesses through VIEs, regulatory authorities with jurisdiction over the licensing and operation of such operations and businesses would have broad discretion in dealing with such a violation, including levying fines, confiscating the Group's income, revoking the business or operating licenses of the affected businesses, requiring the Group to restructure its ownership structure or operations, or requiring the Group to discontinue all or any portion of its operations. Any of these actions could cause significant disruption to the Group's business operations, and have a severe adverse impact on the Group's cash flows, financial position and operating performance.

In addition, if the legal structure and contractual arrangements were found to be in violation of any other existing PRC laws and regulations, the PRC government could:

•	revoke the Group's business and operating licenses;

•	require the Group to discontinue or restrict operations;

•	restrict the Group's right to collect revenues;

•	block the Group's websites;

•	require the Group to restructure the operations in such a way as to compel the Group to establish a new enterprise, re-apply for the necessary licenses or relocate its businesses, staff and assets;

•	impose additional conditions or requirements with which the Group may not be able to comply; or

•	take other regulatory or enforcement actions against the Group that could be harmful to the Group's business.

The imposition of any of these penalties may result in a material and adverse effect on the Group's ability to conduct the Group's business. In addition, if the imposition of any of these penalties causes the Group to lose the right to direct the activities of Beijing 58 (through its equity interest in its subsidiaries) or the right to receive their economic benefits, the Group would no longer be able to consolidate Beijing 58 and its subsidiaries. In the opinion of management, the likelihood of loss in respect of the Group's current ownership structure or the contractual arrangements with its VIEs is remote.

There is no VIE for which the Company has variable interest but is not the primary beneficiary.

Currently there is no contractual arrangement that could require the Company to provide additional financial support to Beijing 58. As the Company is conducting its business mainly through Beijing 58, the Company may provide such support on a discretionary basis in the future, which could expose the Company to a loss.

The Company's VIEs' assets are comprised of recognized and unrecognized revenue-producing assets. The recognized revenue producing assets mainly include purchased servers, which were in the line of “Property and equipment, net” in the table above. The unrecognized revenue-producing assets mainly consist of the Internet Content Provider license (“ICP” license), trademarks, copyrights and registered patents, which have no recorded value.

As of December 31, 2014, the VIEs hold the ICP license, which is necessary for the operation of the website and provision of value-added telecommunications services in China, and have registered 42 trademarks, including  and  and 22 copyrights. The VIEs also have one registered patents and applied for the registration of 7 other patents, which cover a variety of technologies, including those relating to data processing, search, distribution and publishing.

The VIEs' business operations rely in part on the technologies covered by the registered patents to generate revenues. Such technologies include (1) the data verification and processing technology used to verify and process local merchant information; (2) the data researching technology provided to end-users enable them to find the exact information they want in the shortest time; (3) the data publishing technology provided to end-users or merchants to help them to publish their service information more efficiently.